2. Summary of Significant Accounting Policies: (a) Basis of Presentation and Principles of Consolidation (Policies)	12 Months Ended
Dec. 31, 2018
Policies
(a) Basis of Presentation and Principles of Consolidation

(a)   Basis of Presentation and Principles of Consolidation

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The consolidated financial statements include the accounts of the Company and its subsidiary, Tombstone Exploration and Mining Corporation. All inter-company accounts and transactions have been eliminated. The Company’s fiscal year-end is December 31.